Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Reverb ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reverb ETF NAV
Average Annual Return, Percent	12.25%	19.33%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	12.10%	19.41%